GOODWILL (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1, 2016	$ 203,693
Working capital final adjustment as calculated 90 days after closing, pursuant to the Merger Agreement in connection with the Undertone acquisition	(1,666)
Balance as of June 30, 2016	$ 202,027